Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2017
Equity Incentive Plan [Abstract]
Restricted Shares
Restricted shares during the six-month periods ended June 30, 2017 and 2016 are analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2015	152,000	$3.70
Forfeited	(8,000)	3.70
Outstanding at June 30, 2016	144,000	$3.70

Outstanding at December 31, 2016	652,700	$1.67
Outstanding at June 30, 2017	652,700	$1.67